Fair Value Measurement	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

14. FAIR VALUE MEASUREMENT

Financial Assets Measured at Fair Value on a Nonrecurring Basis

The significant Level 3 assumptions used in the calculation of estimated discounted cash flow model vary depending on its application and may include projections of estimated quantities of gold resources and reserves, expectations for timing and amount of future development, operating and asset retirement costs, projections of future rates of production, expected recovery rates and risk adjusted discount rates. See Note 6 for additional information regarding the mine acquisitions.

Royalty Liabilities

The estimated fair value of the royalty liabilities was determined using the income approach. Key inputs in the income valuation method include long-term gold prices (average gold price of $2,006/oz), level of gold production over the life of mine (3,885.4 koz), tonnes of ore processed (76.7 Mt) and the discount rate (10.0%).

Contingent Liability

The estimated fair value of the contingent consideration was determined using the Black-Scholes option-pricing model and were based on the following assumptions:

May 15, 2024 (acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6% – 18.3. %

Asset Retirement Obligation

BGL estimates the fair value of asset retirement obligations based on the projected discounted future cash outflows required to settle abandonment and restoration liabilities. Such an estimate requires assumptions and judgments regarding the existence of liabilities, the amount and timing of cash outflows required to settle the liability, what constitutes adequate restoration, inflation factors, credit adjusted discount rates, and consideration of changes in legal, regulatory, environmental and political environments. Asset retirement obligation fair value measurements in the current period were Level 3 fair value measurements. The estimated fair value of the asset retirement obligation was determined using an income approach. Key assumptions included the remaining term – 18.3 years; discount rate – 12.5%; inflation rate – 4.7%; market risk premium 5.50%. As further described in Note 11, BGL recognized the fair value of a liability for an asset retirement obligation at the close date of the Purchase Agreement. Future changes to underlying assumptions may result in revisions of the asset retirement obligation resulting in an adjustment to the asset retirement asset that is amortized prospectively using the unit of production method. The accretion expense from the closing date through June 30, 2025 and for the six months ended June 30, 2024 was $1,908,000 and $871,000, respectively.